Financial instruments - Derivatives (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Loans and borrowings	€ 2,151.4	€ 2,113.7
Derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Total assets	21.2	1.9
Total liabilities	(60.8)	(110.0)
Total	(39.6)	(108.1)
Foreign exchange forward contract | Derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Total assets	21.2	1.9
Total liabilities	(15.2)	(18.2)
Cross currency interest rate swap | Derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Total liabilities	(42.3)	(89.0)
Interest rate swap contract | Derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Total liabilities	€ 3.3	€ 2.8